Retirement Benefits (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 2,497.7	$ 2,829.8
Service cost	12.7	16.4	$ 14.1
Interest cost	105.5	104.8	116.7
Benefits paid	(274.6)	(294.5)
Subsidy paid	0.0	0.0
Effect of currency rates	2.8	(4.5)
Net actuarial (gains) losses - discount rate change	266.0	(150.4)
Net actuarial (gains) losses - other	14.3	(5.7)
Plan curtailments	0.0	0.4
Plan amendments	9.5	1.4
Benefit obligation at end of year	2,633.9	2,497.7	2,829.8
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	359.1	349.9
Service cost	1.9	2.5	2.4
Interest cost	14.8	12.7	14.6
Benefits paid	(37.7)	(36.5)
Subsidy paid	0.0	0.0
Effect of currency rates	0.0	0.0
Net actuarial (gains) losses - discount rate change	30.5	(17.8)
Net actuarial (gains) losses - other	(18.1)	48.3
Plan curtailments	0.0	0.0
Plan amendments	(5.2)	0.0
Benefit obligation at end of year	$ 345.3	$ 359.1	$ 349.9